Discontinued Operations and Dissolution of Subsidiary (Tables)	12 Months Ended
Aug. 31, 2018
Discontinued Operations And Dissolution Of Subsidiary
Schedule of statements of operations and other comprehensive income (loss) of Zavala Inc

The following table presents the consolidated statements of operations and other comprehensive income (loss) of Zavala Inc., for the years set out:

August 31, 2016
Expenses
General and administrative	$6,020
Loss from discontinued operations	(6,020)
Loss per share from discontinued operations, basic and diluted	$(0.000)

Schedule of consolidated statements of Zavala Inc

The following table represents the consolidated statements of Zavala Inc. for the periods set out:

August 31, 2016
Cash used in:
Operating activities
Net loss from discontinued operations	$(6,020)
Cash used in operating activities, discontinued operations	$(6,020)

Schedule of statements of operations of 1354166 Alberta

The following table presents the statements of operations of 1354166 Alberta for the period set out:

August 31, 2016
Revenue
Natural gas sales	$13,998
Expenses
Operating costs	5,170
General and administrative	97
5,267
Net income from discontinued operations	$8,731
Earnings per share from discontinued operations, basic and diluted	$0.000

Schedule of statements of cash flows of 1354166 Alberta

The following table presents the statements of cash flows of 1354166 Alberta for the period set out:

August 31, 2016
Cash provided by (used in)
Operating activities
Net income from discontinued operations	$8,731
Item not involving cash
Net changes in non-cash working capital
Accounts receivable	4,955
Accounts payable	14
Cash provided by operating activities, discontinued operations	13,700
Net cash provided by discontinued operations	$13,700

Schedule of effect of the disposal of 1354166 Alberta on the Consolidated Statement of Financial Position

The following table presents the effect of the disposal of 1354166 Alberta on the Consolidated Statement of Financial Position of the Company:

February 29, 2016
Cash	$2,564
Accounts Receivable	3,391
Accounts payable	(14)
Provisions (Note 12)	(11,563)
Net assets and liabilities of 1354166 Alberta	$(5,622)